SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2016 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of primary methods of depreciation which are utilized	2